Document and Entity Information	Jun. 09, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 09, 2021
Current Fiscal Year End Date	--12-31
Entity Registrant Name	TCF FINANCIAL CORPORATION
Entity Incorporation, State or Country Code	MI
Entity File Number	001-39009
Entity Tax Identification Number	38-2022454
Entity Address, Address Line One	333 W. Fort Street
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Detroit
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48226
City Area Code	866
Local Phone Number	258-1807
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000019612
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock (par value $1 per share)
Trading Symbol	TCF
Security Exchange Name	NASDAQ
Depositary shares, each representing a 1/1000th interest in a share of the 5.70% Series C Non-Cumulative Perpetual Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Depositary shares, each representing a 1/1000th interest in a share of the 5.70% Series C Non-Cumulative Perpetual Preferred Stock
Trading Symbol	TCFCP
Security Exchange Name	NASDAQ